Mineral Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Mineral Property, Plant and Equipment
Schedule of mineral property, plant and equipment

In $000s	Mineral Property	Construction-In-Progress	Vehicles and Equipment	Camp	Right-of-Use Assets	Other	Total
Cost
Balance, December 31, 2023	$—	$—	$4,923	$21,047	$11,348	$2,692	$40,010
Additions	—	—	3,250	117	14,093	18	17,478
Transfer on purchase	—	—	2,492	—	(3,000)	—	(508)
Transfer from E&E assets on transition to development stage	57,063	46,942	—	—	—	—	104,005
Derecognition	—	—	—	—	(2,479)	—	(2,479)
Balance, December 31, 2024	$57,063	$46,942	$10,665	$21,164	$19,962	$2,710	$158,506
Additions	95,360	275,191	3,845	—	59,837	—	434,233
Write-down	—	—	(13)	—	—	—	(13)
Derecognition	—	—	—	—	(7,462)	—	(7,462)
Balance, December 31, 2025	$152,423	$322,133	$14,497	$21,164	$72,337	$2,710	$585,264
Accumulated depreciation
Balance, December 31, 2023	$—	$—	$1,363	$3,442	$2,196	$40	$7,041
Depreciation – G&A	—	—	—	—	666	193	859
Depreciation – E&E	—	—	759	1,173	6,675	—	8,607
Transfer on purchase	—	—	—	—	(508)	—	(508)
Derecognition	—	—	—	—	(1,713)	—	(1,713)
Balance, December 31, 2024	$—	$—	$2,122	$4,615	$7,316	$233	$14,286
Depreciation	—	—	2,358	1,411	12,110	193	16,072
Write-down	—	—	(11)	—	—	—	(11)
Derecognition	—	—	—	—	(4,656)	—	(4,656)
Balance, December 31, 2025	$—	$—	$4,469	$6,026	$14,770	$426	$25,691
Carrying value
Balance, December 31, 2024	$57,063	$46,942	$8,543	$16,549	$12,646	$2,477	$144,220
Balance, December 31, 2025	$152,423	$322,133	$10,028	$15,138	$57,567	$2,284	$559,573